Revenues (Details) - USD ($)	1 Months Ended
	Jan. 25, 2022	Jan. 25, 2021	Dec. 31, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Revenue recognized	$ 44,300,000	$ 50,200,000
Remaining performance obligations			$ 90,300,000	$ 90,200,000
Expected remaining performance obligations recognized during next 12 months				60,100,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter				15,300,000
Expected remaining performance obligations recognized remainder thereafter				$ 14,900,000
Customer relationship period, term				5 years
Deferred sales commissions			$ 8,800,000	$ 10,300,000